Off-balance sheet arrangements (Tables)	12 Months Ended
Dec. 31, 2017
Off-balance sheet arrangements
Schedule of outstanding obligations for future minimum rent payments and purchase commitments

On December 31, 2017, we had outstanding obligations for future minimum rent payments and purchase commitments, which become due as follows:

	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
	(Euro, in thousands)
Operating lease obligations	€26,346	€4,150	€7,820	€6,010	€8,366
Purchase commitments	65,246	53,010	11,233	1,002	—
Total contractual obligations & commitments	€91,592	€57,160	€19,053	€7,012	€8,366

On December 31, 2016, we had outstanding obligations for future minimum rent payments and purchase commitments, which become due as follows:

	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
	(Euro, in thousands)
Operating lease obligations	€27,263	€4,114	€6,494	€5,504	€11,151
Purchase commitments	27,579	27,084	495	—	—
Total contractual obligations & commitments	€54,842	€31,198	€6,989	€5,504	€11,151

In addition to the tables above, we have a contractual cost sharing obligation related to our collaboration agreement with Gilead for filgotinib. The contractual cost sharing commitment amounts to €129.0 million at December 31, 2017 (€199.0 million at December 31, 2016), for which we have direct purchase commitments of €10.1 million at December 31, 2017 (€2.0 million at December 31, 2016) reflected in the tables above.

On December 31, 2015, we had outstanding obligations for future minimum rent payments and purchase commitments, which become due as follows:

	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
	(Euro, in thousands)
Operating lease obligations	€31,210	€4,002	€7,253	€5,683	€14,273
Purchase commitments	20,079	17,898	2,180	—	—
Total contractual obligations & commitments	€51,289	€21,900	€9,433	€5,683	€14,273